Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Operating segments.
Schedule of segments' statement of comprehensive income

The segments’ statement of comprehensive income for the year ended December 31, 2020, as presented to the CODM are presented below:

	2020
	PS	CFS	RB	CO	Total
Revenue	38,490	1,198	1,151	2,397	43,236
Segment net revenue	22,637	1,066	548	1,727	25,978
Segment profit/(loss) before tax	15,629	(997)	(907)	(530)	13,195
Segment net profit/(loss)	12,608	(793)	(781)	(730)	10,304

The segments’ statement of comprehensive income for the year ended December 31, 2019, as presented to the CODM are presented below:

	2019
	PS	CFS	RB	CO	Total
Revenue	34,700	1,575	1,339	1,722	39,336
Segment net revenue	20,965	1,339	(490)	1,362	23,176
Segment profit/(loss) before tax	14,716	(2,484)	(2,858)	(1,051)	8,323
Segment net profit/(loss)	12,105	(1,981)	(2,317)	(1,128)	6,679

The segments’ statement of comprehensive income for the year ended December 31, 2018, as presented to the CODM are presented below:

	2018
	PS	CFS	RB	CO	Total
Revenue	26,649	558	180	3,223	30,610
Segment net revenue	16,497	385	(263)	3,038	19,657
Segment profit/(loss) before tax	11,552	(3,281)	(1,327)	(1,872)	5,072
Segment net profit/(loss)	9,529	(2,618)	(1,061)	(1,713)	4,137

Schedule of segment net revenue

	2018	2019	2020
Revenue from continuing operations under IFRS	29,593	35,941	40,622
Revenue from discontinued operations under IFRS (Note 6)	1,017	3,395	2,614
Cost of revenue from continuing operations	(10,332)	(14,075)	(16,494)
Cost of revenue from discontinuing operations (Note 6)	(621)	(2,085)	(764)
Total segment net revenue, as presented to CODM	19,657	23,176	25,978

Schedule of reconciliation of segment profit before tax

	2018	2019	2020
Consolidated profit before tax from continuing operations under IFRS	8,932	11,954	14,365
Consolidated loss before tax from discontinued operations under IFRS (Note 6)	(4,431)	(5,575)	(2,509)
Fair value adjustments recorded on business combinations and their amortization	369	479	337
Impairment of non-current assets	—	792	134
Share-based payments	635	464	43
Offering expenses	—	79	71
Loss from sale of Sovest loans’ portfolio	—	—	712
Loss on disposal of subsidiary	—	—	42
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	(433)	130	—
Total segment profit before tax, as presented to CODM	5,072	8,323	13,195

Schedule of reconciliation of segment net profit

	2018	2019	2020
Consolidated net profit from continuing operations under IFRS	7,181	9,441	11,246
Consolidated net loss from discontinued operations under IFRS (Note 6)	(3,555)	(4,554)	(2,308)
Fair value adjustments recorded on business combinations and their amortization	369	479	337
Impairment of non-current assets	—	792	134
Share-based payments	635	464	43
Offering expenses	—	79	71
Loss from sale of Sovest loans’ portfolio	—	—	712
Loss on disposal of subsidiary	—	—	42
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	(433)	130	–
Effect from taxation of the above items	(60)	(152)	27
Total segment net profit, as presented to CODM	4,137	6,679	10,304

Schedule of revenue from external customers

	2018	2019	2020
Russia	22,693	29,485	33,283
Other CIS	1,393	1,592	1,746
EU	2,353	3,291	2,748
Other	4,171	4,968	5,459
Total revenue from continuing and discontinued operations	30,610	39,336	43,236

Schedule of disaggregation of revenue from contracts with customers
	2020
	PS	CFS	RB	CO	Total
Payment processing fees	34,326	—	—	—	34,326
Cash and settlement service fees	80	—	814	432	1,326
Installment cards related fees	—	827	—	—	827
Platform and marketing services related fees	133	—	14	662	809
Fees for guarantees issued	23	—	—	417	440
Other revenue	168	—	95	34	297
Total revenue from contracts with customers	34,730	827	923	1,545	38,025

	2019
	PS	CFS	RB	CO	Total
Payment processing fees	30,736	—	—	—	30,736
Cash and settlement service fees	49	—	471	883	1,403
Installment cards related fees	—	1,139	—	—	1,139
Platform and marketing services related fees	106	—	—	51	157
Fees for guarantees issued	27	—	—	94	121
Other revenue	106	—	100	122	328
Total revenue from contracts with customers	31,024	1,139	571	1,150	33,884

	2018
	PS	CFS	RB	CO	Total
Payment processing fees	23,694	—	—	—	23,694
Cash and settlement service fees	64	—	37	2,916	3,017
Installment cards related fees	—	359	—	—	359
Platform and marketing services related fees	97	3	—	—	100
Fees for guarantees issued	12	—	—	13	25
Other revenue	36	—	20	86	142
Total revenue from contracts with customers	23,903	362	57	3,015	27,337